INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	2023	2022
Deferred tax assets	$5,291,000	$5,991,000
Valuation allowance	(5,291,000)	(5,991,000)
Net deferred tax asset	$–	$–